Loan Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Loan Receivable [Line Items]
Agreed to lend amount	$ 2,000,000
Interest income	10,000
Loan Agreement [Member]
Loan Receivable [Line Items]
Agreed to lend amount	$ 2,000,000
Interest rate per annum	6.00%